Fair Value of Financial Instruments not carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Estimated Fair Value of the Financial Instruments not carried at Fair Value [text block table]

Estimated fair value of financial instruments not carried at fair value on the balance sheet[1]

	Dec 31, 2020
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	166,208	166,208	166,208	0	0
Interbank balances (w/o central banks)	9,130	9,132	866	8,266	0
Central bank funds sold and securities purchased under resale agreements	8,533	8,519	0	7,694	825
Securities borrowed	0	0	0	0	0
Loans	426,691	434,442	0	13,253	421,189
Other financial assets	94,069	94,393	7,714	85,173	629
Financial liabilities:
Deposits	567,745	568,172	66	568,105	0
Central bank funds purchased and securities sold under repurchase agreements	2,325	2,328	0	2,328	0
Securities loaned	1,697	1,697	0	1,697	0
Other short-term borrowings	3,553	3,556	0	3,540	15
Other financial liabilities	96,602	96,602	1,902	94,700	0
Long-term debt	149,163	150,691	0	144,130	6,560
Trust preferred securities	1,321	1,069	0	1,069	0

	Dec 31, 2019
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	137,592	137,592	137,592	0	0
Interbank balances (w/o central banks)	9,636	9,636	116	9,520	0
Central bank funds sold and securities purchased under resale agreements	13,801	13,801	0	13,801	0
Securities borrowed	428	428	0	428	0
Loans	429,841	436,997	0	11,376	425,620
Other financial assets	94,157	94,423	15,960	78,463	0
Financial liabilities:
Deposits	572,208	572,596	120	572,476	0
Central bank funds purchased and securities sold under repurchase agreements	3,115	3,114	0	3,114	0
Securities loaned	259	259	0	259	0
Other short-term borrowings	5,218	5,221	0	5,219	2
Other financial liabilities	87,669	87,669	1,898	85,771	0
Long-term debt	136,473	136,494	0	125,344	11,150
Trust preferred securities	2,013	1,798[2]	0	1,798[2]	0

[1]Amounts generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.

[2]Prior year information restated due to a refinement in the fair value calculation.